Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events
Subsequent Events:
18. Subsequent Events:

18.1 On July 5, 2017, July 6, 2017 and July 13, 2017, the vessels Morandi, Bacon, and Judd, respectively were delivered to the Company. (Note 5)

18.2 On July 7, 2017, the Company's Board of Directors declared its third quarterly dividend of $2,500, with respect to the quarter ended June 30, 2017, to the common shareholders of record as of July 20, 2017, which was paid on August 2, 2017.  (Note 11)

18.3 On July 18, 2017, the Company's Board of Directors has determined to effect a 1-for-7 reverse stock split of the Company's common shares, which became effective on July 21, 2017.

18.4 As of August 3, 2017, the Company has sold an aggregate of 31,349,650 common shares (219,447,550 before the 1-for-7 reverse stock split) to the Investor under the April 2017 Purchase Agreement for a gross price of $193,538. The Company terminated the April 2017 Purchase Agreement on August 11, 2017.

18.5 On August 11, 2017, the Company's Audit Committee approved a binding term sheet (the “Term Sheet”) pursuant to which the Company will sell the Company's common shares to entities affiliated with its Chairman and Chief Executive Officer, Mr. George Economou, for aggregate consideration of $100 million at a price of $2.75 per share (the “Private Placement”). Pursuant to the Term Sheet, the Audit Committee has also approved a subsequent rights offering (the “Rights Offering”) that would allow the Company's shareholders to purchase their pro rata portion of up to $100 million of the Company's common shares at a price of $2.75 per share. The Term Sheet, Private Placement and Rights Offering were approved by the Audit Committee, which is comprised of independent members of our board of directors, taking into account a fairness opinion from an independent third-party financial advisor.

18.6 On August 29, 2017, the Company announced the closing of the Private Placement. The Company did not receive any cash proceeds from the Private Placement. Mr. Economou has also agreed, either directly or through his affiliated entities, to refrain from re-selling for a six-month period any common shares of the Company acquired by him in the Private Placement and the Rights Offering; and the Company has agreed not to conduct any equity offerings until after December 31, 2017, without the prior approval of the majority of its unaffiliated shareholders.
As of August 29, 2017, following the closing of the Private Placement, (i) the Company owns 49% of Heidmar Holdings LLC pursuant to a joint venture with Morgan Stanley; (ii) the Deed of Participation Rights with Mountain Investments Inc., an entity affiliated with Mr. Economou, has been terminated; (iii) the balance of the Revolving Sierra Credit Facility stands at $173 million; and (iv) the Series D Preferred Shares held by Sifnos Shareholders Inc., an entity affiliated with Mr. Economou, have been retired.
18.7 On August 29, 2017, the Company announced its intention to launch its previously announced Rights Offering. The Rights Offering is expected to be made through the pro-rata distribution of non-transferrable subscription rights to purchase, in the aggregate, up to 36,363,636 shares of Common Stock at a subscription price of $2.75 per share, to shareholders of the Company on August 31, 2017, resulting in gross proceeds of up to $100,000. Following the outcome of the Rights Offering and determination of the number of shares to be purchased pursuant to the backstop agreement with Sierra relating to the Rights Offering, the Sierra Revolving Credit Facility will be refinanced with a new loan facility secured by assets, with a loan to value ratio of 50%, a tenor of 5 years, no amortization and the margin over LIBOR will be decreased to 4.5%. No arrangement fees or otherwise will be charged in connection with the refinancing.
18.8 The Company received a subpoena from the Securities and Exchange Commission ("SEC") requesting certain documents and information from the Company in connection with offerings made by the Company between June 2016 and July 2017. The Company is providing the requested information to the SEC.